Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities. [Abstract]
Accounts payable	$ 8,055	$ 8,353
Accrued liabilities	9,752	8,486
Income tax payable	1,659	1,631
Sales tax payable	4,343	2,432
Total	$ 23,809	$ 20,902